Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Available-for-sale securities, gross unrealized gain (loss)	$ 2.3	$ (0.3)	$ (1.3)